THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS DEBT FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                       PROSPECTUS DATED DECEMBER 17, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED DECEMBER 17, 2010 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE SECOND PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 23 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACA-SK-017-0100

                        THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 22 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACA-SK-016-0100

                        THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE SMALL CAP GROWTH FUND
                         ALPHAONE MICRO CAP EQUITY FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED APRIL 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 34 OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-006-0100

                        THE ADVISORS' INNER CIRCLE FUND

                AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MAY 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AVA-SK-010-0100

                        THE ADVISORS' INNER CIRCLE FUND

                      AVIVA INVESTORS HIGH YIELD BOND FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MAY 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AVA-SK-011-0100

                        THE ADVISORS' INNER CIRCLE FUND

                              EDGEWOOD GROWTH FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE SECOND PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 31 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 EMC-SK-005-0100

                        THE ADVISORS' INNER CIRCLE FUND

                                FMC SELECT FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FOURTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 13 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FMC-SK-009-0100

                        THE ADVISORS' INNER CIRCLE FUND

                            FMC STRATEGIC VALUE FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FOURTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 13 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FMC-SK-010-0100

                        THE ADVISORS' INNER CIRCLE FUND

                      HAVERFORD QUALITY GROWTH STOCK FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 21 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 HIM-SK-005-0100

                        THE ADVISORS' INNER CIRCLE FUND

                          ICM SMALL COMPANY PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 16 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ISM-SK-005-0100

                        THE ADVISORS' INNER CIRCLE FUND

                       LSV CONSERVATIVE CORE EQUITY FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 16 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SK-013-0100

                        THE ADVISORS' INNER CIRCLE FUND

                       LSV CONSERVATIVE VALUE EQUITY FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 15 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SK-012-0100

                        THE ADVISORS' INNER CIRCLE FUND

                             LSV VALUE EQUITY FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 13 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LSV-SK-011-0100

                        THE ADVISORS' INNER CIRCLE FUND

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 20 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CSM-SK-003-0100

                        THE ADVISORS' INNER CIRCLE FUND

                      RICE HALL JAMES SMALL CAP PORTFOLIO
                      RICE HALL JAMES MICRO CAP PORTFOLIO
                       RICE HALL JAMES MID CAP PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 33 OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 RHJ-SK-007-0100

                        THE ADVISORS' INNER CIRCLE FUND

                        SANDS CAPITAL GLOBAL GROWTH FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 SAN-SK-002-0100

                        THE ADVISORS' INNER CIRCLE FUND

                             TS&W EQUITY PORTFOLIO
                          TS&W FIXED INCOME PORTFOLIO

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FOURTH PARAGRAPH UNDER THE "TAXES ON DISTRIBUTIONS" SECTION ON PAGE 24 OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        THE ADVISORS' INNER CIRCLE FUND

                             UA S&P 500 INDEX FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE THIRD PARAGRAPH UNDER THE "WHAT STATEMENT AND REPORTS DO I RECEIVE FROM THE FUND?" SECTION ON PAGE 15 OF THE
PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the first-in, first-out method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 UAF-SK-007-0100

                        THE ADVISORS' INNER CIRCLE FUND

                  USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                   USFS FUNDS TACTICAL ASSET ALLOCATION FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MAY 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 41 OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 USF-SK-003-0100

                        THE ADVISORS' INNER CIRCLE FUND

                            WHG LARGECAP VALUE FUND
                          WHG INCOME OPPORTUNITY FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FOURTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 WHG-SK-024-0100

                        THE ADVISORS' INNER CIRCLE FUND

                            WHG LARGECAP VALUE FUND
                                WHG SMIDCAP FUND
                            WHG SMALLCAP VALUE FUND
                          WHG INCOME OPPORTUNITY FUND
                               WHG BALANCED FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FOURTH PARAGRAPH UNDER THE "TAXES" SECTION OF THE PROSPECTUS:

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 WHG-SK-025-0100

                        THE ADVISORS' INNER CIRCLE FUND

                             WHG SMIDCAP PLUS FUND

                      SUPPLEMENT DATED OCTOBER 18, 2011
                                     TO THE
                        PROSPECTUS DATED MARCH 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS (THE "PROSPECTUS") DATED MARCH 28, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING PARAGRAPH IS ADDED AS THE FIFTH PARAGRAPH UNDER THE "TAXES" SECTION ON PAGE 26 OF THE PROSPECTUS:

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 WHG-SK-026-0100